Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Commitments and Contingent Liabilities
Note 14 - Commitments and Contingent Liabilities

A.            Lease commitments

The PV Plants are constructed on land leased for 20-25 years under operating lease agreements, which expire on various dates, ranging from 2031 to 2036. In respect to several of the leases the Company has the option to extend the lease for different terms, the latest of which is until 2051. The Company leases its office space under an operating lease that expires in September 2020. The following table summarizes the minimum annual rental commitments as of the periods indicated under the non-cancelable operating leases and sub-lease arrangements with initial or remaining terms of more than one year, reflecting the terms that were in effect as of December 31, 2018:

Operating
lease
€ in thousands
Year ended December 31
2019	427
2020	408
2021	352
2022	352
2023 and thereafter	3,988

Total minimum lease payments	5,527

B.            Legal proceedings:

Other than described elsewhere in these financial statements, there are no additional material legal proceedings that require further disclosure.

C.          Pledges:

  The Company placed the following first ranking unlimited pledges and provided the following undertakings to secure its credit facilities:

•
A fixed pledge and mortgage on the Company's holdings of Ellomay Clean Energy, Limited Partnership, the holdings of such partnership in U. Dori Energy Infrastructures Ltd. and the holdings of the Company in the general partner of said partnership, Ellomay Clean Energy Ltd as well as on the rights (including shareholders loans) of said general partner in and/or towards the partnership.

•	A fixed pledge on Ellomay Clean Energy, Limited Partnership and Ellomay Clean Energy Ltd.'s bank accounts.
•	A floating lien on Ellomay Clean Energy Ltd.'s rights, assets, registered and non-issued capital and goodwill.